SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) segment shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Deferred revenue	$ 999,182	$ 598,661
Revenue recognized from opening deferred revenue	$ 164,118	328,384	$ 219,144
Revenue, Practical Expedient, Financing Component [true false]	true
Research and development expense	$ 19,954	223,136	250,344
Employee social security and welfare benefits expense	$ 394,779	$ 434,612	$ 465,962
Number of dilutive securities | shares	0	0
Number of operating segments | segment	1
Number of reportable segments | segment	1
Minimum
Summary of Significant Accounting Policies
Percentage of value added tax	5.00%
Maximum
Summary of Significant Accounting Policies
Percentage of value added tax	13.00%